Income Tax (Expense) Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Current	$ (7,889)	¥ (54,772)	¥ (68,092)	¥ (45,401)
Deferred	9,496	65,932	20,262	28,728
Income tax (expense) benefits	$ 1,607	¥ 11,160	¥ (47,830)	¥ (16,673)